RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

The Group’s relationship with Xiaomi

Xiaomi is the Group’s strategic partner and shareholder.

18.	RELATED PARTY TRANSACTIONS (Continued)

The Group’s sales to Xiaomi are governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Xiaomiyoupin.com, and is charged of commissions pursuant to a commission sales agreement.

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2019 with Xiaomi governs all the Group’s sales to Xiaomi. It expired in September 2021 and has been renewed up to September 2023.

Under the business cooperation agreement, (i) certain products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

In 2019, the Group has entered into a service arrangement with Xiaomi for a particular type of product under which the Group acts as the agent of Xiaomi. The Group charges Xiaomi with reference to market price. This service arrangement was terminated at the end of 2020.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of the Group’s own branded products on an E-platform operated by Xiaomi, namely Youpin. The commission sales agreement expired on December 31, 2021. The agreement has been renewed in 2022 and it has become non-fixed-term agreement since then. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as certain portion of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion. Refer to Note 18 (5) to the consolidated financial statements for the commission expenses charged by Youpin for the years ended December 31, 2020, 2021 and 2022.

18.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	320,939	360,497

Other receivables from related parties:
Sales receivable from Xiaomi(b)	88,331	24,802
Other receivables from Xiaomi	36	219
Total	88,367	25,021

Amounts due to related parties:
Purchase payable to Xiaomi(a)	3,537	7,245
Research and development expenses payable to Xiaomi	715	221
Selling and marketing expenses payable to Xiaomi(d)	1,163	4,082
Total	5,415	11,548

(2)	Purchase from related parties

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)	50,843	33,767	30,941
Foshan Wanwuhulian(c)	469,950	—	—
Total	520,793	33,767	30,941

(3)	Revenue from a related party

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)	2,889,441	2,295,569	1,403,354

(4)	Research and development expenses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)(e)	1,915	3,484	2,791

18.	RELATED PARTY TRANSACTIONS (Continued)
(5)	Selling and marketing expenses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	77,163	82,617	32,795
Other expenses charged by Xiaomi(b)	20,060	24,312	8,789
Total	97,223	106,929	41,584
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products, certain raw materials and research and development services from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products, certain raw materials, and services.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2020. The cooperation with Foshan Wanwuhulian was terminated at the end of 2020.
(d)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.
(e)	This amount indicates services provided by Xiaomi and recognized in research and development expenses by the Group.